PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Equipment and Intangible Assets [Line Items]
Less: accumulated depreciation	$ (8,976,373)	$ (6,525,834)
Property and equipment, net	4,180,399	5,194,465
Intangible assets, net	11,178,129	11,235,078
Less: accumulated amortization	(82,779)	(70,085)
Property, equipment and intangible assets, net	15,358,528	16,429,543
Depreciation expenses	2,609,682	2,823,534	$ 2,733,684
Amortization expenses	14,608	15,018	$ 15,460
Licenses
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	10,004,563	10,004,563
Trading Right
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	128,259	128,026
Others
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	1,016,091	1,057,434
Electronic Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	9,381,922	7,809,971
Office Equipment
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	858,548	873,192
Leasehold improvement
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	1,194,817	1,657,837
Software
Property, Equipment and Intangible Assets [Line Items]
Property and equipment, gross	1,721,485	1,379,299
Trademark
Property, Equipment and Intangible Assets [Line Items]
Intangible assets, net	$ 111,995	$ 115,140